Other Payables and Accrued Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 11 – Other payables and accrued liabilities

	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
Accrued professional fees (i)	$253,238	$202,000
Accrued payroll	34,575	69,147
Accrued interest (ii)	2,716	2,375
Payables to merchant from ZCITY platform (iii)	174,157	201,338
Others	45,846	33,797
Total other payables and accrued liabilities	$510,532	$508,657

(i)	Accrued professional fees

The balance of accrued professional fees represented amount due to third parties service providers which include mobile application developing, marketing consulting service, IT related professional service, audit fee, tax filing fee, and consulting fee related to capital raising.

(ii)	Accrued interest

The balance of accrued interest represented the balance of interest payable from convertible notes aforementioned in Note 10.

(iii)	Payables to merchants from ZCITY platform

The balance of payables to merchants from ZCITY platform represented the amount the Company collected on behalf of merchant from its customer through the Company’s ZCITY platform.

Note 11 – Other payables and accrued liabilities

	As of June 30, 2024	As of June 30, 2023
Accrued professional fees (i)	$202,000	$233,600
Accrued promotion expenses (ii)	-	39,538
Accrued payroll	69,147	157,542
Accrued interest (iii)	2,375	79,936
Payables to merchant from ZCITY platform (iv)	201,338	174,056
Others	33,797	38,724
Total other payables and accrued liabilities	$508,657	$723,396

(i)	Accrued professional fees

The balance of accrued professional fees represented amount due to third parties service providers which include mobile application developing, marketing consulting service, IT related professional service, audit fee, tax filing fee, and consulting fee related to capital raising.

(ii)	Accrued promotion expense

The balance of accrued promotion expense represented the balance of profit sharing payable to the Company’s merchant and subscribed agents to promote business growth.

(iii)	Accrued interest

The balance of accrued interest represented the balance of interest payable from convertible notes aforementioned in Note 10.

(iv)	Payables to merchants from ZCITY platform

The balance of payables to merchants from ZCITY platform represented the amount the Company collected on behalf of merchant from its customer through the Company’s ZCITY platform.